Retirement Plans Fair Value, Changes in Level 3 (Details) (Fair Value, Inputs, Level 3 [Member], Fair Value, Measurements, Recurring [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	$ 183.3	$ 24.4
Purchases, sales, issuances and settlements, net	(2.9)	179.2
Actual return on plan assets, relating to instruments still held at end of year	9.7	0
Actual return on plan assets, relating to instruments sold during the year	2.7
Transfers in / (out) of level 3	(129.5)	(20.3)
Fair value of assets at end of year	63.3	183.3
Non-US corporate bonds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	1.4	1.4
Purchases, sales, issuances and settlements, net	(1.3)	0
Actual return on plan assets, relating to instruments still held at end of year	0	0
Actual return on plan assets, relating to instruments sold during the year	(0.1)
Transfers in / (out) of level 3	0	0
Fair value of assets at end of year	0	1.4
Alternative Investments [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	181.9	23.0
Purchases, sales, issuances and settlements, net	(1.6)	179.2
Actual return on plan assets, relating to instruments still held at end of year	9.7	0
Actual return on plan assets, relating to instruments sold during the year	2.8
Transfers in / (out) of level 3	(129.5)	(20.3)
Fair value of assets at end of year	$ 63.3	$ 181.9